16. COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Commitments And Contingencies Details
2018	¥ 4,813
2019	838
2020	251
2021	112
2022	8
Total	¥ 6,022